SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Global Growth Fund DWS Global Growth VIP

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the funds’ prospectuses.

Joseph Axtell, CFA, Managing Director. Lead Portfolio Manager of the fund. Began managing the fund in 2013.

Rafaelina M. Lee, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Nils E. Ernst, PhD, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Martin Berberich, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Sebastian P. Werner, PhD, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the funds’ prospectuses.

Joseph Axtell, CFA, Managing Director. Lead Portfolio Manager of the fund. Began managing the fund in 2013.

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Joined Deutsche Asset & Wealth Management in 2001 with 16 years of industry experience; previously, he served as a European Equities Portfolio Manager at Scudder Investments (which was later acquired by Deutsche Bank). Prior to joining, he worked as a Senior Analyst for International Equities at Merrill Lynch Asset Managers, as an International Research Analyst at PCM International and in various investment positions at Prudential Capital Corporation, Prudential-Bache Capital Funding and Prudential Equity Management Associates.

■	Portfolio Manager for Global Small Cap and US Small and Mid Cap Equity: New York.

■	BS from Carlson School of Management, University of Minnesota; CFA Charterholder.

Rafaelina M. Lee, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

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Joined Deutsche Asset & Wealth Management in 1999 with 15 years of industry experience; previously, she served as a Senior Research Analyst. Prior to joining, she worked as a Latin America Market Strategist at J.P. Morgan Securities. Previously, she was an Equity Strategist at UBS Securities and a Research Analyst in the Portfolio Strategy Group at Goldman Sachs. Her research has been referenced by Harvard University, Duke University, The World Bank, AIMR/CFA publications and in several global finance textbooks.

■	Portfolio Manager for US Small and Mid Cap Equity: New York.

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BA in Mathematical Statistics from Columbia University; MBA in Finance from Stern School of Business, New York University; Deutsche Bank Ambassador and member of the DB Philanthropy Committee since 2011.

Nils E. Ernst, PhD, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset & Wealth Management in 2004 after two years of industry experience as an Investment Consultant at FERI Institutional Management GmbH, while completing his doctoral studies.

■	Portfolio Manager for Global Equities: Frankfurt.

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Completed Bank Training Program (“Bankkaufmann”) at Landesbank Hessen-Thueringen, Frankfurt; Master’s Degree and PhD in Business Administration (“Diplom-Kaufmann” and “Dr.rer.pol.”) from Otto Beisheim Graduate School of Corporate Management with semesters at Georgia Institute of Technology and Hong Kong University of Science and Technology.

Martin Berberich, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

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Joined Deutsche Asset & Wealth Management in 1999 with three years of industry experience; previously, he served as an Institutional Portfolio Manager. Before joining, he worked in the Treasury Department at Robert Bosch GmbH.

■	Senior Portfolio Manager for Global Equities and Deputy Portfolio Manager for the DWS Top 50 Welt: Frankfurt.

■	Completed Bank Training Program (“Bankkaufmann”) at HypoVereinsbankWuerzburg; MBA (“Diplom- Kaufmann”) from University of Wuerzburg; CFA Charterholder.

June 5, 2014 PROSTKR-397

Sebastian P. Werner, PhD, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

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Joined Deutsche Asset &Wealth Management in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.

■	Portfolio Manager for Global and US Growth Equities: Frankfurt.

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MBA in International Management from the Thunderbird School of Global Management; Masters Degree (“Diplom-Kaufmann”) and PhD in Finance (“Dr.rer.pol.”) from the European Business School, Oestrich-Winkel.

Please Retain This Supplement for Future Reference

June 5, 2014 PROSTKR-397
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